PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property And Equipment Net
PROPERTY AND EQUIPMENT, NET

NOTE 5:-       PROPERTY AND EQUIPMENT, NET

	December 31,
	2014	2015

Cost:
Laboratory equipment	$98	$123

Accumulated depreciation:
Laboratory equipment	$10	$56

Depreciated cost	$88	$67

Depreciation expenses for the years ended December 31, 2014 and 2015 were $10 and $46 respectively.